INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.3%
10,010	Trade Desk, Inc. (The), Class A(a)	$ 703,903

	AEROSPACE & DEFENSE - 0.1%
5,075	Leonardo DRS, Inc.(a)	154,534
1,778	Loar Holdings, Inc.(a)	129,207
		283,741
	APPAREL & TEXTILE PRODUCTS - 0.1%
2,956	Deckers Outdoor Corporation(a)	411,948

	ASSET MANAGEMENT - 0.3%
27,777	Blue Owl Capital, Inc.	598,039
1,041	Hamilton Lane, Inc., Class A	162,729
2,034	Stifel Financial Corporation	215,990
		976,758
	AUTOMOTIVE - 0.2%
29,612	Aurora Innovation, Inc.(a)	215,279
4,265	BorgWarner, Inc.	126,969
4,633	Gentex Corporation	112,675
48,151	Lucid Group, Inc.(a)	106,895
		561,818
	BANKING - 1.1%
1,298	BOK Financial Corporation	141,430
1,321	Cullen/Frost Bankers, Inc.	181,017
2,782	East West Bancorp, Inc.	262,704
299	First Citizens BancShares, Inc., Class A	612,369
11,267	First Horizon Corporation	242,691
1,569	Pinnacle Financial Partners, Inc.	179,274
1,964	Prosperity Bancshares, Inc.	150,757
18,273	Regions Financial Corporation	433,253
1,614	SouthState Corporation	162,691
3,546	Webster Financial Corporation	199,711
2,213	Western Alliance Bancorp	192,354
1,350	Wintrust Financial Corporation	168,035

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 1.1% (Continued)
3,032	Zions Bancorporation	$ 163,849
		3,090,135
	BEVERAGES - 0.5%
4,886	Celsius Holdings, Inc.(a)	125,521
168	Coca-Cola Consolidated, Inc.	238,076
19,501	Monster Beverage Corporation(a)	1,065,730
		1,429,327
	BIOTECH & PHARMA - 1.7%
9,063	Elanco Animal Health, Inc.(a)	101,234
5,915	Exelixis, Inc.(a)	228,851
3,777	Incyte Corporation(a)	277,610
3,294	Insmed, Inc.(a)	268,626
2,200	Intra-Cellular Therapies, Inc.(a)	282,040
1,212	Jazz Pharmaceuticals plc(a)	173,958
2,164	Neurocrine Biosciences, Inc.(a)	256,910
1,551	Nuvalent, Inc., Class A(a)	116,294
2,353	Regeneron Pharmaceuticals, Inc.	1,644,134
3,330	REVOLUTION Medicines, Inc.(a)	135,664
15,232	Roivant Sciences Ltd.(a)	163,592
11,959	Royalty Pharma plc, Class A	402,301
15,382	Summit Therapeutics, Inc.(a)	318,254
870	United Therapeutics Corporation(a)	278,444
2,567	Vaxcyte, Inc.(a)	187,442
2,290	Viking Therapeutics, Inc.(a)	66,112
		4,901,466
	CABLE & SATELLITE - 0.1%
2,311	Liberty Broadband Corporation - Series A(a)	188,416

	CHEMICALS - 3.0%
2,140	Albemarle Corporation	164,844
4,422	Axalta Coating Systems Ltd.(a)	160,121
3,448	CF Industries Holdings, Inc.	279,357
5,011	International Flavors & Fragrances, Inc.	409,950
9,447	Linde plc	4,412,221

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS - 3.0% (Continued)
6,434	LyondellBasell Industries N.V., Class A	$ 494,324
2,651	RPM International, Inc.	328,432
4,990	Sherwin-Williams Company (The)	1,807,727
2,456	Westlake Corporation	275,809
		8,332,785
	COMMERCIAL SUPPORT SERVICES - 2.2%
7,940	Cintas Corporation	1,647,550
1,095	Clean Harbors, Inc.(a)	233,837
695	FTI Consulting, Inc.(a)	115,092
6,225	Republic Services, Inc.	1,475,450
1,978	Robert Half, Inc.	116,880
9,594	Rollins, Inc.	502,630
4,075	UL Solutions, Inc., Class A	216,749
7,836	Waste Management, Inc.	1,824,064
		6,132,252
	CONSTRUCTION MATERIALS - 1.3%
1,501	Advanced Drainage Systems, Inc.	167,196
883	Carlisle Companies, Inc.	300,891
13,632	CRH PLC	1,397,554
666	Eagle Materials, Inc.	150,656
1,245	Martin Marietta Materials, Inc.	601,509
1,736	Owens Corning	267,413
831	Simpson Manufacturing Company, Inc.	136,616
2,622	Vulcan Materials Company	648,447
		3,670,282
	CONSUMER SERVICES - 0.1%
1,140	Bright Horizons Family Solutions, Inc.(a)	147,812
2,937	Service Corp International	237,897
		385,709
	CONTAINERS & PACKAGING - 0.5%
1,298	AptarGroup, Inc.	190,482
2,326	Berry Global Group, Inc.	167,867
2,316	Crown Holdings, Inc.	207,583
6,054	Graphic Packaging Holding Company	161,521

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONTAINERS & PACKAGING - 0.5% (Continued)
7,206	International Paper Company	$ 406,058
1,787	Packaging Corporation of America	380,792
		1,514,303
	DATA CENTER REIT - 0.4%
6,641	Digital Realty Trust, Inc.	1,038,121

	DIVERSIFIED INDUSTRIALS - 0.8%
2,700	Dover Corporation	536,679
11,112	Emerson Electric Company	1,351,330
1,573	ITT, Inc.	222,171
		2,110,180
	E-COMMERCE DISCRETIONARY - 0.4%
9,634	Chewy, Inc., Class A(a)	358,963
35,898	Coupang, Inc.(a)	850,782
		1,209,745
	ELECTRIC UTILITIES - 4.7%
5,116	Ameren Corporation	519,581
12,502	CenterPoint Energy, Inc.	429,819
5,913	CMS Energy Corporation	431,945
6,851	Consolidated Edison, Inc.	695,514
5,114	Constellation Energy Corporation	1,281,287
4,062	DTE Energy Company	543,089
8,230	Entergy Corporation	718,561
4,544	Evergy, Inc.	313,127
7,074	Eversource Energy	445,733
19,427	Exelon Corporation	858,673
11,242	FirstEnergy Corporation	435,852
40,301	NextEra Energy, Inc.	2,827,922
3,763	NRG Energy, Inc.	397,787
4,017	OGE Energy Corporation	185,907
44,361	PG&E Corporation	724,859
2,289	Pinnacle West Capital Corporation	211,824
9,307	Public Service Enterprise Group, Inc.	755,263
992	Talen Energy Corporation(a)	206,286

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRIC UTILITIES - 4.7% (Continued)
5,190	Vistra Corporation	$ 693,695
6,252	WEC Energy Group, Inc.	667,026
		13,343,750
	ELECTRICAL EQUIPMENT - 3.4%
2,720	A O Smith Corporation	180,826
1,475	AAON, Inc.	113,280
603	Acuity Brands, Inc.	179,169
4,615	AMETEK, Inc.	873,620
24,065	Amphenol Corporation, Class A	1,602,728
5,915	API Group Corporation(a)	232,282
1,648	BWX Technologies, Inc.	171,343
3,361	Cognex Corporation	110,241
5,065	GE Vernova, LLC	1,697,686
1,084	Generac Holdings, Inc.(a)	147,587
1,044	Hubbell, Inc.	387,940
3,351	Keysight Technologies, Inc.(a)	534,585
709	Lennox International, Inc.	426,144
7,326	Otis Worldwide Corporation	730,988
906	SPX Technologies, Inc.(a)	131,959
6,012	TE Connectivity plc	926,028
4,652	Trimble, Inc.(a)	334,851
6,741	Veritiv Holdings Company	641,541
650	Watts Water Technologies, Inc., Class A	139,477
		9,562,275
	ENGINEERING & CONSTRUCTION - 0.9%
667	Comfort Systems USA, Inc.	242,341
900	EMCOR Group, Inc.	368,019
3,363	Fluor Corporation(a)	127,895
555	Installed Building Products, Inc.	95,127
2,338	Jacobs Solutions, Inc.	299,521
2,544	KBR, Inc.	124,732
1,559	MasTec, Inc.(a)	203,590
2,785	Quanta Services, Inc.	723,070
5,164	Tetra Tech, Inc.	150,737

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ENGINEERING & CONSTRUCTION - 0.9% (Continued)
612	TopBuild Corporation(a)	$ 187,511
		2,522,543
	ENTERTAINMENT CONTENT - 0.9%
6,723	AppLovin Corporation, Class A(a)	2,189,951
9,148	Endeavor Group Holdings, Inc., Class A	298,133
		2,488,084
	FOOD - 0.7%
2,514	BellRing Brands, Inc.(a)	184,226
6,179	Campbell Soup Co.	247,531
9,597	Conagra Brands, Inc.	245,107
2,939	Lamb Weston Holdings, Inc.	152,446
5,487	McCormick & Company, Inc.	453,282
4,395	Pilgrim's Pride Corporation(a)	239,044
1,146	Post Holdings, Inc.(a)	130,082
7,376	Tyson Foods, Inc., Class A	452,444
		2,104,162
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
1,366	Louisiana-Pacific Corporation	136,149
643	Magnera Corporation(a)	13,252
2,229	Trex Company, Inc.(a)	137,507
1,202	UFP Industries, Inc.	128,614
		415,522
	GAS & WATER UTILITIES - 0.6%
3,980	American Water Works Company, Inc.	541,160
3,072	Atmos Energy Corporation	467,343
5,564	Essential Utilities, Inc.	211,321
8,723	NiSource, Inc.	355,986
		1,575,810
	HEALTH CARE FACILITIES & SERVICES - 2.2%
2,210	Acadia Healthcare Company, Inc.(a)	66,256
3,985	Cencora, Inc.	1,010,357
291	Chemed Corporation	174,833
1,624	DaVita, Inc.(a)	240,157
4,744	Elevance Health, Inc.	1,882,799

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2% (Continued)
1,923	Encompass Health Corporation	$ 192,569
1,197	Ensign Group, Inc. (The)	154,593
1,658	HealthEquity, Inc.(a)	181,982
3,850	IQVIA Holdings, Inc.(a)	726,880
1,687	Labcorp Holdings, Inc.	423,504
692	Medpace Holdings, Inc.(a)	226,505
1,200	Molina Healthcare, Inc.(a)	361,344
2,905	Tempus AI, Inc.(a)	163,203
1,902	Tenet Healthcare Corporation(a)	240,774
1,363	Universal Health Services, Inc., Class B	238,866
		6,284,622
	HEALTH CARE REIT - 1.1%
7,266	Healthcare Realty Trust, Inc.	124,467
13,609	Healthpeak Properties, Inc.	278,440
5,234	Omega Healthcare Investors, Inc.	192,821
8,121	Ventas, Inc.	561,811
11,988	Welltower, Inc.	1,840,278
		2,997,817
	HOME & OFFICE PRODUCTS - 0.2%
2,825	SharkNinja, Inc.(a)	296,879
3,425	Tempur Sealy International, Inc.	218,789
		515,668
	HOME CONSTRUCTION - 1.2%
6,750	DR Horton, Inc.	855,968
2,366	Fortune Brands Innovations, Inc.	153,128
5,498	Lennar Corporation, Class A	657,726
4,278	Masco Corporation	321,620
1,457	Meritage Homes Corporation	105,589
1,204	Mohawk Industries, Inc.(a)	141,578
59	NVR, Inc.(a)	427,489
4,158	PulteGroup, Inc.	429,438
2,058	Taylor Morrison Home Corporation(a)	126,855
1,986	Toll Brothers, Inc.	221,717
		3,441,108

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOMEBUILDING - 0.0%(b)
2,539	Millrose Properties, Inc.(a)	$ 58,042

	HOTEL REIT - 0.1%
14,983	Host Hotels & Resorts, Inc.	241,676

	HOUSEHOLD PRODUCTS - 0.3%
38,742	Kenvue, Inc.	914,311

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
2,205	Mueller Industries, Inc.	176,797
570	RBC Bearings, Inc.(a)	204,744
		381,541
	INDUSTRIAL REIT - 1.3%
5,833	Americold Realty Trust, Inc.	133,751
993	EastGroup Properties, Inc.	181,570
2,681	First Industrial Realty Trust, Inc.	153,031
4,912	Lineage, Inc.	295,948
19,027	Prologis, Inc.	2,357,825
4,522	Rexford Industrial Realty, Inc.	186,849
3,803	STAG Industrial, Inc.	136,832
1,982	Terreno Realty Corporation	134,419
		3,580,225
	INDUSTRIAL SUPPORT SERVICES - 1.1%
748	Applied Industrial Technologies, Inc.	187,434
4,025	Core & Main, Inc., Class A(a)	205,315
11,385	Fastenal Company	862,187
895	SiteOne Landscape Supply, Inc.(a)	113,047
3,579	U-Haul Holding Company(a)	247,846
1,272	United Rentals, Inc.	817,031
798	Watsco, Inc.	402,455
996	WESCO International, Inc.	179,748
3,860	WillScot Holdings Corporation(a)	127,187
		3,142,250

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INFRASTRUCTURE REIT - 0.7%
8,643	Crown Castle International Corp.	$ 813,306
2,139	SBA Communications Corporation, Class A	466,088
471	Texas Pacific Land Corporation	672,564
		1,951,958
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
2,133	Cboe Global Markets, Inc.	449,636
774	Evercore, Inc., Class A	187,153
1,417	Houlihan Lokey, Inc.	245,637
8,132	Interactive Brokers Group, Inc., Class A	1,662,181
11,458	Intercontinental Exchange, Inc.	1,984,870
4,227	Jefferies Financial Group, Inc.	279,827
2,594	SEI Investments Company	207,650
4,266	Tradeweb Markets, Inc., Class A	577,488
		5,594,442
	INSURANCE - 3.8%
10,904	Aflac, Inc.	1,193,662
1,729	American Financial Group, Inc.	218,338
13,130	American International Group, Inc.	1,089,003
5,573	Brown & Brown, Inc.	660,623
3,146	Cincinnati Financial Corporation	465,010
11,626	Corebridge Financial, Inc.	403,190
1,035	Erie Indemnity Company, Class A	443,052
1,829	Globe Life, Inc.	233,069
453	Kinsale Capital Group, Inc.	195,628
4,399	Loews Corporation	381,261
260	Markel Group, Inc.(a)	502,694
5,471	Old Republic International Corporation	210,688
659	Primerica, Inc.	191,110
11,915	Progressive Corporation (The)	3,360,031
1,344	Reinsurance Group of America, Inc.	272,415
1,840	RLI Corporation	140,006
4,800	Ryan Specialty Group Holdings, Inc.	335,952
7,820	W R Berkley Corporation	493,286
		10,789,018

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INTERNET MEDIA & SERVICES - 0.1%
5,188	Maplebear, Inc.(a)	$ 213,175

	LEISURE FACILITIES & SERVICES - 0.9%
4,591	Cava Group, Inc.(a)	436,283
1,767	Planet Fitness, Inc., Class A(a)	163,536
1,246	Texas Roadhouse, Inc.	229,376
3,347	TKO Group Holdings, Inc.(a)	504,192
824	Vail Resorts, Inc.	131,008
573	Wingstop, Inc.	134,529
5,272	Yum! Brands, Inc.	824,382
		2,423,306
	MACHINERY - 3.1%
1,386	AGCO Corporation	134,400
8,993	Caterpillar, Inc.	3,093,143
1,102	Crane Company	179,615
729	Curtiss-Wright Corporation	234,490
2,365	Donaldson Company, Inc.	163,398
3,254	Graco, Inc.	283,326
1,455	IDEX Corporation	282,750
7,872	Ingersoll Rand, Inc.	667,388
1,067	Lincoln Electric Holdings, Inc.	220,538
1,096	Middleby Corporation (The)(a)	181,289
816	MSA Safety, Inc.	133,579
1,114	Nordson Corporation	234,263
2,513	Parker-Hannifin Corporation	1,679,966
1,364	Regal Rexnord Corporation	176,502
1,020	Snap-on, Inc.	347,993
1,970	Toro Company (The)	158,014
4,835	Veralto Corporation	482,340
		8,652,994
	MEDICAL EQUIPMENT & DEVICES - 4.3%
1,504	Align Technology, Inc.(a)	281,293
10,172	Baxter International, Inc.	351,036
560	Bio-Rad Laboratories, Inc., Class A(a)	148,490

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3% (Continued)
2,906	Bruker Corporation	$ 137,221
8,719	DexCom, Inc.(a)	770,498
12,328	Edwards Lifesciences Corporation(a)	882,931
8,724	GE HealthCare Technologies, Inc.	762,041
1,066	Glaukos Corporation(a)	127,941
2,647	Globus Medical, Inc., Class A(a)	212,607
4,707	Hologic, Inc.(a)	298,377
1,671	IDEXX Laboratories, Inc.(a)	730,411
1,425	Insulet Corporation(a)	387,985
7,052	Intuitive Surgical, Inc.(a)	4,041,854
1,324	Lantheus Holdings, Inc.(a)	124,218
400	Mettler-Toledo International, Inc.(a)	509,088
791	Penumbra, Inc.(a)	225,783
1,083	Repligen Corporation(a)	172,479
2,920	ResMed, Inc.	681,878
2,399	Revvity, Inc.	269,048
3,535	Solventum Corporation(a)	281,916
1,962	STERIS plc	430,188
1,480	West Pharmaceutical Services, Inc.	343,863
		12,171,146
	METALS & MINING - 1.3%
9,769	Alcoa Corporation	324,819
26,245	Freeport-McMoRan, Inc.	968,703
22,966	Newmont Corporation	983,863
1,305	Royal Gold, Inc.	191,835
14,540	Southern Copper Corporation	1,293,043
		3,762,263
	MORTGAGE FINANCE - 0.2%
16,643	AGNC Investment Corporation	173,586
10,825	Annaly Capital Management, Inc.	237,717
7,111	Starwood Property Trust, Inc.	145,918
		557,221
	MULTI ASSET CLASS REIT - 0.2%
3,786	Vornado Realty Trust	159,163

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MULTI ASSET CLASS REIT - 0.2% (Continued)
4,576	WP Carey, Inc.	$ 293,825
		452,988
	OFFICE REIT - 0.2%
3,607	Alexandria Real Estate Equities, Inc.	368,852
3,265	BXP, Inc.	231,586
		600,438
	OIL & GAS PRODUCERS - 8.2%
9,515	Antero Midstream Corporation	161,279
5,988	Antero Resources Corporation(a)	219,760
7,862	APA Corporation	162,743
4,535	Cheniere Energy, Inc.	1,036,520
1,323	Chord Energy Corporation	151,219
14,703	Coterra Energy, Inc.	396,834
13,298	Devon Energy Corporation	481,654
6,329	Diamondback Energy, Inc.	1,006,058
1,917	DT Midstream, Inc.	184,205
11,710	EOG Resources, Inc.	1,486,467
4,297	Expand Energy Corporation	424,887
88,942	Exxon Mobil Corporation	9,901,912
4,853	Hess Midstream, L.P., Class A	202,516
4,126	HF Sinclair Corporation	145,524
44,143	Kinder Morgan, Inc.	1,196,275
3,279	Kinetik Holdings, Inc.	191,297
419	Murphy USA, Inc.	196,612
18,638	Occidental Petroleum Corporation	910,280
12,083	ONEOK, Inc.	1,213,012
5,706	Ovintiv, Inc.	247,983
17,001	Permian Resources Corporation	239,544
4,836	Range Resources Corporation	179,512
4,516	Targa Resources Corporation	910,968
12,474	Valero Energy Corporation	1,630,725
3,916	Viper Energy, Inc.	182,368
		23,060,154

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
19,923	Baker Hughes Company	$ 888,367
17,995	Halliburton Company	474,528
29,214	Schlumberger N.V.	1,217,055
1,621	Weatherford International plc	100,356
		2,680,306
	PUBLISHING & BROADCASTING - 0.1%
11,489	News Corporation, Class A	328,815

	RENEWABLE ENERGY - 0.2%
2,869	Enphase Energy, Inc.(a)	164,480
2,143	First Solar, Inc.(a)	291,834
		456,314
	RESIDENTIAL REIT - 1.2%
7,648	American Homes 4 Rent, Class A	283,052
2,177	Camden Property Trust	270,079
3,912	Equity LifeStyle Properties, Inc.	268,285
7,764	Equity Residential	575,856
1,343	Essex Property Trust, Inc.	418,439
12,461	Invitation Homes, Inc.	423,799
2,433	Mid-America Apartment Communities, Inc.	409,036
2,684	Sun Communities, Inc.	365,427
6,777	UDR, Inc.	306,185
		3,320,158
	RETAIL - CONSUMER STAPLES - 0.6%
11,387	Albertsons Companies, Inc., Class A	239,582
2,614	BJ's Wholesale Club Holdings, Inc.(a)	264,694
713	Casey's General Stores, Inc.	295,332
4,606	Dollar General Corporation	341,673
4,597	Dollar Tree, Inc.(a)	334,937
1,890	Sprouts Farmers Market, Inc.(a)	280,476
		1,756,694
	RETAIL - DISCRETIONARY - 6.4%
762	AutoNation, Inc.(a)	138,966
330	AutoZone, Inc.(a)	1,152,693

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 6.4% (Continued)
2,318	Builders FirstSource, Inc.(a)	$ 322,179
3,154	CarMax, Inc.(a)	261,687
3,872	Carvana Company(a)	902,563
4,222	Ferguson Enterprises, Inc.	749,405
2,037	Floor & Decor Holdings, Inc., Class A(a)	196,835
987	Freshpet, Inc.(a)	105,639
7,359	GameStop Corporation, Class A(a)	184,269
7,185	Gap, Inc. (The)	162,453
2,788	Genuine Parts Company	348,165
19,265	Home Depot, Inc. (The)	7,640,500
489	Lithia Motors, Inc.	168,431
10,952	Lowe's Companies, Inc.	2,723,106
1,133	O'Reilly Automotive, Inc.(a)	1,556,334
1,316	Penske Automotive Group, Inc.	222,049
10,245	Tractor Supply Company	567,061
2,421	Williams-Sonoma, Inc.	471,078
		17,873,413
	RETAIL REIT - 0.7%
1,992	Agree Realty Corporation	147,010
6,171	Brixmor Property Group, Inc.	172,541
1,700	Federal Realty Investment Trust	179,214
3,614	NNN REIT, Inc.	153,414
3,690	Regency Centers Corporation	283,023
6,479	Simon Property Group, Inc.	1,205,677
		2,140,879
	SELF-STORAGE REIT – 0.9%
4,596	CubeSmart	189,723
8,705	Extra Space Storage, Inc.	1,328,035
3,489	Public Storage	1,059,330
		2,577,088
	SEMICONDUCTORS - 10.6%
5,119	Amkor Technology, Inc.	108,011
2,830	Astera Labs, Inc.(a)	210,411
91,547	Broadcom, Inc.	18,257,219

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 10.6% (Continued)
2,782	Coherent Corp.(a)	$ 209,179
3,077	Entegris, Inc.	311,454
11,334	GLOBALFOUNDRIES, Inc.(a)	439,419
2,599	KLA Corporation	1,842,275
2,769	Lattice Semiconductor Corporation(a)	172,619
1,355	MACOM Technology Solutions Holdings, Inc.(a)	156,719
17,778	Marvell Technology, Inc.	1,632,376
10,627	Microchip Technology, Inc.	625,505
1,361	MKS Instruments, Inc.	124,967
946	Monolithic Power Systems, Inc.	578,015
8,487	ON Semiconductor Corporation(a)	399,313
940	Onto Innovation, Inc.(a)	136,920
1,850	Qorvo, Inc.(a)	134,477
22,737	QUALCOMM, Inc.	3,573,574
2,210	Sandisk Corp(a)	103,539
3,190	Skyworks Solutions, Inc.	212,645
3,223	Teradyne, Inc.	354,079
969	Universal Display Corporation	148,858
		29,731,574
	SOFTWARE - 8.3%
1,699	Altair Engineering, Inc., Class A(a)	189,608
1,768	ANSYS, Inc.(a)	589,186
722	Appfolio, Inc., Class A(a)	154,869
1,276	Aspen Technology, Inc.(a)	338,459
6,726	Bentley Systems, Inc., Class B	295,271
12,369	CCC Intelligent Solutions Holdings, Inc.(a)	126,040
6,856	Confluent, Inc., Class A(a)	217,609
6,944	Datadog, Inc., Class A(a)	809,323
3,763	DocuSign, Inc.(a)	312,969
5,835	Dynatrace, Inc.(a)	334,054
2,126	Elastic N.V.(a)	247,381
15,023	Fortinet, Inc.(a)	1,622,633
12,108	Gen Digital, Inc.	330,912
3,370	Gitlab, Inc., Class A(a)	202,908

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 8.3% (Continued)
1,607	Guidewire Software, Inc.(a)	$ 323,521
6,442	Informatica, Inc., Class A(a)	123,429
5,255	Klaviyo, Inc.(a)	206,627
1,188	Manhattan Associates, Inc.(a)	210,133
3,400	MicroStrategy, Inc., Class A(a)	868,462
1,583	MongoDB, Inc.(a)	423,342
5,172	Nutanix, Inc., Class A(a)	397,675
6,789	Okta, Inc.(a)	614,337
45,677	Palantir Technologies, Inc., Class A(a)	3,878,890
13,046	Palo Alto Networks, Inc.(a)	2,484,349
1,197	Paycom Software, Inc.	262,706
1,104	Paylocity Holding Corporation(a)	225,536
2,885	Procore Technologies, Inc.(a)	220,616
2,137	Roper Technologies, Inc.	1,249,077
11,294	Samsara, Inc., Class A(a)	538,498
6,868	SentinelOne, Inc., Class A(a)	141,687
6,604	Snowflake, Inc., Class A(a)	1,169,568
759	SPS Commerce, Inc.(a)	101,099
5,013	SS&C Technologies Holdings, Inc.	446,408
3,159	Synopsys, Inc.(a)	1,444,548
850	Tyler Technologies, Inc.(a)	517,166
10,821	UiPath, Inc., Class A(a)	133,098
7,097	Unity Software, Inc.(a)	181,967
3,440	Veeva Systems, Inc., Class A(a)	771,042
3,111	Zscaler, Inc.(a)	610,472
		23,315,475
	SPECIALTY FINANCE - 0.4%
2,087	Essent Group Ltd.	120,253
2,072	FTAI Aviation Ltd.	266,687
40,337	Rocket Companies, Inc.(a)	564,718
32,536	UWM Holdings Corporation	204,326
		1,155,984

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SPECIALTY REIT - 0.1%
2,030	Lamar Advertising Company, Class A	$ 252,187

	STEEL - 0.6%
2,388	ATI, Inc.(a)	138,886
923	Carpenter Technology Corporation	191,126
4,590	Nucor Corporation	630,987
1,073	Reliance, Inc.	318,853
2,801	Steel Dynamics, Inc.	378,331
		1,658,183
	TECHNOLOGY HARDWARE - 2.0%
24,341	Arista Networks, Inc.(a)	2,264,930
1,062	Arrow Electronics, Inc.(a)	114,770
2,709	Ciena Corporation(a)	215,555
1,771	Dolby Laboratories, Inc., Class A	144,531
1,144	F5, Inc.(a)	334,540
7,605	Flex Ltd.(a)	288,153
2,066	Jabil, Inc.	320,065
6,648	Juniper Networks, Inc.	240,658
4,007	NetApp, Inc.	399,939
12,013	Super Micro Computer, Inc.(a)	498,059
1,146	Ubiquiti, Inc.	391,577
6,632	Western Digital Corporation(a)	324,504
		5,537,281
	TECHNOLOGY SERVICES - 4.3%
7,362	Affirm Holdings, Inc., Class A(a)	472,272
2,275	Amdocs Ltd.	198,494
1,908	Amentum Holdings, Inc.(a)	37,473
8,204	Automatic Data Processing, Inc.	2,585,738
418	CACI International, Inc., Class A(a)	139,967
2,677	CDW Corporation	477,041
4,865	Coinbase Global, Inc., Class A(a)	1,048,991
1,365	Corpay, Inc.(a)	501,023
8,823	CoStar Group, Inc.(a)	672,754
1,139	EPAM Systems, Inc.(a)	234,793

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 4.3% (Continued)
2,560	Equifax, Inc.	$ 627,712
481	Fair Isaac Corporation(a)	907,334
3,421	Genpact Ltd.	182,066
1,440	Jack Henry & Associates, Inc.	249,970
754	MarketAxess Holdings, Inc.	145,364
1,500	MSCI, Inc.	885,765
7,136	Paychex, Inc.	1,082,317
952	Science Applications International Corporation	94,048
1,781	Shift4 Payments, Inc., Class A(a)	175,874
10,645	Toast, Inc., Class A(a)	410,897
2,801	Verisk Analytics, Inc.	831,645
781	WEX, Inc.(a)	122,695
		12,084,233
	TELECOMMUNICATIONS - 0.2%
5,945	AST SpaceMobile, Inc.(a)	161,169
5,719	EchoStar Corporation, Class A(a)	178,604
5,009	Frontier Communications Parent, Inc.(a)	180,274
		520,047
	TIMBER REIT - 0.1%
14,180	Weyerhaeuser Company	426,818

	TRANSPORTATION & LOGISTICS - 3.2%
2,169	CH Robinson Worldwide, Inc.	220,414
38,942	CSX Corporation	1,246,533
12,200	Delta Air Lines, Inc.	733,464
2,680	Expeditors International of Washington, Inc.	314,525
5,388	FedEx Corporation	1,416,505
2,031	JB Hunt Transport Services, Inc.	327,377
1,201	Kirby Corporation(a)	125,168
3,124	Knight-Swift Transportation Holdings, Inc.	157,575
692	Landstar System, Inc.	109,890
4,598	Norfolk Southern Corporation	1,129,959
4,376	Old Dominion Freight Line, Inc.	772,364
544	Saia, Inc.(a)	222,735

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.2% (Continued)
16,583	United Parcel Service, Inc., Class B	$ 1,973,874
2,490	XPO, Inc.(a)	306,170
		9,056,553
	TRANSPORTATION EQUIPMENT - 0.5%
1,604	Allison Transmission Holdings, Inc.	163,207
10,750	PACCAR, Inc.	1,152,830
		1,316,037
	WHOLESALE - CONSUMER STAPLES - 0.7%
9,902	Archer-Daniels-Midland Company	467,374
2,902	Bunge Global S.A.	215,299
3,040	Performance Food Group Company(a)	258,826
9,514	Sysco Corporation	718,688
4,968	US Foods Holding Corporation(a)	356,106
		2,016,293
	WHOLESALE - DISCRETIONARY - 0.5%
19,101	Copart, Inc.(a)	1,046,735
748	Pool Corporation	259,556
		1,306,291

	TOTAL COMMON STOCKS (Cost $269,237,124)	280,250,021

	TOTAL INVESTMENTS - 99.6% (Cost $269,237,124)	$ 280,250,021
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	1,084,616
	NET ASSETS - 100.0%	$ 281,334,637

LLC	- Limited Liability Company
L.P.	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A	- Société Anonyme
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.